Statement of Cash Flows - Disclosure Of Detailed Information About Due From Financial Institutions Explanatory (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Detailed Information About Due From Financial Institutions [Line Items]
Due from financial institutions	₩ 14,202,090	₩ 14,704,181
The Bank of Korea | Due from financial institutions in Korean won
Disclosure Of Detailed Information About Due From Financial Institutions [Line Items]
Due from financial institutions	11,635,481	13,731,708
Korea Development Bank and Others | Due from financial institutions in Korean won
Disclosure Of Detailed Information About Due From Financial Institutions [Line Items]
Due from financial institutions	25,928	27,556
Bank Indonesia and Others | Due from financial institutions in foreign currencies
Disclosure Of Detailed Information About Due From Financial Institutions [Line Items]
Due from financial institutions	₩ 2,540,681	₩ 944,917